Vert Global Sustainable Real Estate Fund
Vert Global Sustainable Real Estate Fund
Investment Objective
The Vert Global Sustainable Real Estate Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Vert Global Sustainable Real Estate Fund Institutional Shares
Redemption Fee (as a Percentage of Amounts Redeemed Within 180 Days of Purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vert Global Sustainable Real Estate Fund Institutional Shares
Management Fees	0.40%
Other Expenses	0.67%	[1]
Total Annual Fund Operating Expenses	1.07%
Less: Fee Waiver and/or Expense Reimbursement	0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%	[2]
[1]	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Vert Asset Management, LLC (the "Advisor"), the Fund's investment advisor, and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) do not exceed 0.50% of the Fund's average daily net assets, through at least September 20, 2020, unless terminated sooner by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.50%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 20, 2020.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years
Vert Global Sustainable Real Estate Fund | Institutional Shares | USD ($)	51	160

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Principal Investment Strategies
The Fund seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies of any size in the real estate industry, with a focus on real estate investment trusts ("REITs") or companies that the Advisor considers to be similar to REITs because of the way they are treated by tax authorities or because of the way they are required to conduct their business ("REIT-like entities").  REITs and REIT-like entities are types of real estate companies that pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests, and may include foreign REIT-like entities.  The Fund intends to invest over 80% of its assets in securities of companies principally engaged in the real estate industry which meet the Advisor's ESG criteria, as described below.  The Fund generally considers a company to be principally engaged in the real estate industry if the company: (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT‑like entity.

The Advisor intends to take into account the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund's investment portfolio.  In assessing sustainability, the Advisor may consider different metrics, including environmental, social, and governance ("ESG") criteria.  Some of the environmental criteria the Advisor may consider include energy efficiency, water use, land use, biodiversity, emissions and pollution, waste, and risks due to climate change vulnerability such as flood risk, among others.  Some of the social criteria the Advisor may consider include employee policies and labor management, health and safety, tenant engagement, community relations and land use planning, among others.  Some of the governance criteria that the Advisor may consider include reporting and disclosure, board diversity and independence, executive pay, ethics, bribery and corruption, among others.  The Advisor will engage third party service providers to provide research relating to sustainability criteria of the securities in the Fund's investment portfolio.

The Fund intends to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Fund (which may include issuers in emerging markets).  As of the date of this Prospectus, the Fund may invest in securities of companies associated with: the U.S., Canada, France, United Kingdom, Belgium, Netherlands, Hong Kong, Singapore, Japan, Australia, New Zealand, Spain, Germany, Ireland, Norway, Sweden, Switzerland, Austria, Italy, Finland, Israel, South Africa, Thailand, Turkey, Mexico, Malaysia, Taiwan, Greece, South Korea, Brazil, and China (collectively, the "Approved Markets").  The Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above.  In addition, the Fund may continue to hold securities of countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets

The Fund invests in companies principally engaged in the real estate industry using a modified market capitalization weighted approach.  A company's market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of a real estate company within an Approved Market, the greater its representation in the Fund.  The Advisor may modify such market capitalization weightings by adjusting the representation in the Fund of an eligible company, or excluding a company, after considering the sustainability of the company, as well as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.  The Advisor also may limit or fix the Fund's exposure to a particular country or issuer.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.

The Fund may lend portfolio securities to generate additional income.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

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Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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Equity Market Risk.  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Foreign Securities and Currency Risk.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.  The Fund may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

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Futures Contracts and Options on Futures Risk.  Futures contracts and options on futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed, and may cause the Fund to lose more money than the principal amount invested in such instruments.  In addition, futures contracts and options on futures contracts also involve the risk of mispricing or improper valuation, and the value of such instruments may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

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Management Risk.  Investment strategies employed by the Advisor or sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

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Passive Foreign Investment Company ("PFIC") Risk.  Many foreign entities that operate similarly to REITs may be deemed for U.S. federal income tax purposes to be PFICs, which could result in taxable distributions to you at unfavorable tax rates.

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Real Estate Investment Risk.  The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

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REIT Risk.  A REIT's share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund's investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

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Real Estate-Related Securities Concentration Risk.  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

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Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Fund may lose money and there may be a delay in recovering the loaned securities.  The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  Securities lending also may have certain adverse tax consequences.

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Sustainability Considerations Risk. The Fund's focus on sustainability considerations (environment, social and governance criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund's website at www.vertfunds.com.